PRINCIPAL ACCOUNTING POLICIES - VIE Arrangements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 16, 2023
Dada Glory
Variable Interest Entity
Percentage of direct ownership				50.00%
Dada Glory | Shanghai Qusheng
Variable Interest Entity
Percentage of net income generated by the VIE payable as monthly service fees	100.00%
Service fees	¥ 0
Initial term of the exclusive business cooperation agreement	10 years
Initial term of the exclusive option agreement	10 years
Percentage of equity interests pledged by the shareholders of VIE	50.00%
Dada Glory
Variable Interest Entity
Percentage of direct ownership				50.00%
VIEs | Maximum
Variable Interest Entity
Percentage of consolidated net revenues contributed by VIE	0.20%	0.20%	0.20%
Percentage of consolidated total assets accounted for by VIE	1.00%	1.00%
Percentage of consolidated total liabilities accounted for by VIE	1.00%	1.00%